Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Statement of Stockholders' Equity [Abstract]
Common shares, par value (in dollars per share)	$ 1	$ 1	$ 1	$ 1	$ 1
Dividends per common share (in dollars per share)	$ 0.30	$ 0.90	$ 0.60	$ 0.50